SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF CHANGES IN FAIR VALUE OF DERIVATIVE LIABILITIES

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of December 31, 2021 and 2020:

	December 31, 2021 Conversion Feature	December 31, 2020 Conversion Feature
Balance at beginning of the year ended	$777,024	$540,517
New derivative liability	-	870,268
Reclassification to additional paid in capital from conversion of debt to common stock	(144,585)	(678,812)
Change in fair value	(292,149)	45,051

Balance at the end of the year ended	$340,290	$777,024

SUMMARY OF ESTIMATE FAIR VALUE OF DERIVATIVE LIABILITIES
	December 31, 2021	December 31, 2020
Risk free interest	0.3%	0.12%
Market price of share	$0.17	$0.22
Life of instrument in years	0.31	1.31 – 1.60
Volatility	140%	147.4- 151.8%
Dividend yield	0%	0%

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE
	Year ended December 31,
	2021	2020

Convertible notes	69,544,900	20,237,084
Stock options	16,592,620	3,941,301
Warrants	53,314,424	18,702,500
Potentially dilutive securities	139,451,944	42,880,885